Subordinated indebtedness	12 Months Ended
Oct. 31, 2023
Text Block [Abstract]
Subordinated indebtedness

Note 14	Subordinated indebtedness

The debt issues included in the table below are outstanding unsecured obligations of CIBC and its subsidiaries and are subordinated to the claims of depositors and other creditors as set out in their terms. Foreign currency denominated indebtedness funds foreign currency denominated assets. All redemptions are subject to regulatory approval.
Terms of subordinated indebtedness

$ millions, as at October 31										2023		2022
				Earliest date redeemable
Interest rate %		Contractual maturity date		At greater of Canada Yield Price (1) and par	At par		Denominated in foreign currency		Par value	Carrying value (2)	Par value	Carrying value (2)
5.75	(3)	July 11, 2024	(4)				TT$175 million		$36	$36	$36	$36
3.45	(5)(6)	April 4, 2028			April 4, 2023	(7)			–	–	1,500	1,487
8.70		May 25, 2029	(4)						25	30	25	32
2.95	(5)(8)	June 19, 2029			June 19, 2024				1,500	1,501	1,500	1,426
2.01	(5)(9)	July 21, 2030			July 21, 2025				1,000	793	1,000	929
11.60		January 7, 2031		January 7, 1996					200	200	200	174
1.96	(5)(10)	April 21, 2031			April 21, 2026				1,000	1,000	1,000	916
10.80		May 15, 2031		May 15, 2021					150	145	150	129
4.20	(5)(11)	April 7, 2032			April 7, 2027				1,000	945	1,000	963
5.33	(5)(12)	January 20, 2033			January 20, 2028				1,000	918	–	–
5.35	(5)(13)	April 20, 2033			April 20, 2028				750	750	–	–
8.70		May 25, 2032	(4)						25	31	25	34
8.70		May 25, 2033	(4)						25	32	25	34
8.70		May 25, 2035	(4)						25	33	25	36
Floating	(14)	July 31, 2084			July 27, 1990		US$38 million		53	53	52	52
Floating	(15)	August 31, 2085			August 20, 1991		US$10 million	(16)	13	13	13	13
									6,802	6,480	6,551	6,261
Subordinated indebtedness sold short (held) for trading purposes									3	3	31	31
									$6,805	$6,483	$6,582	$6,292

(1)	Canada Yield Price: a price calculated at the time of redemption to provide a yield to maturity equal to the yield of a Government of Canada bond of appropriate maturity plus a pre-determined spread.
(2)	Carrying values of fixed-rate subordinated indebtedness notes reflect the impact of interest rate hedges in an effective hedge relationship.
(3)
Guaranteed Subordinated Term Notes in Trinidad and Tobago dollars issued on July 11, 2018 by FirstCaribbean International Bank (Trinidad & Tobago) Limited, a subsidiary of CIBC FirstCaribbean, and guaranteed on a subordinated basis by CIBC FirstCaribbean.

(4)	Not redeemable prior to maturity date.
(5)
Debentures are also subject to a
non-viability
contingent capital (NVCC) provision, necessary for the Debentures to qualify as Tier 2 regulatory capital under Basel III. As such, the Debentures are automatically converted into common shares upon the occurrence of a Trigger Event as described in the capital adequacy guidelines. In such an event, the Debentures are convertible into a number of common shares, determined by dividing 150% of the par value plus accrued and unpaid interest by the average common share price (as defined in the relevant prospectus supplements) subject to a minimum price of $2.50 per share (subject to adjustment in certain events as defined in the relevant prospectus supplements).

(6)	Interest rate is fixed at the indicated rate until the earliest date redeemable at par by CIBC and, thereafter, at a rate of 1.00% above the three-month Canadian dollar bankers’ acceptance rate.
(7)
On April 4, 2023, we redeemed all $1.5 billion of our 3.45% Debentures due April 4, 2028. In accordance with their terms, the Debentures were redeemed at 100% of their principal amount, together with accrued and unpaid interest thereon.

(8)	Interest rate is fixed at the indicated rate until the earliest date redeemable at par by CIBC and, thereafter, at a rate of 1.18% above the three-month Canadian dollar bankers’ acceptance rate.
(9)	Interest rate is fixed at the indicated rate until the earliest date redeemable at par by CIBC and, thereafter, at a rate of 1.28% above the three-month Canadian dollar bankers’ acceptance rate.
(10)	Interest rate is fixed at the indicated rate until the earliest date redeemable at par by CIBC and, thereafter, at a rate of 0.56% above the three-month Canadian dollar bankers’ acceptance rate.
(11)	Interest rate is fixed at the indicated rate until the earliest date redeemable at par by CIBC and, thereafter, at Daily Compounded CORRA plus 1.69%.
(12)	Interest rate is fixed at the indicated rate until the earliest date redeemable at par by CIBC and, thereafter, at Daily Compounded CORRA plus 2.37%.
(13)	Interest rate is fixed at the indicated rate until the earliest date redeemable at par by CIBC and, thereafter, at Daily Compounded CORRA plus 2.23%.
(14)
Interest rate is based on the six-month US$ LIBOR plus 0.25%.

After June 30, 2023, we used the six-month US$ LIBOR published on Bloomberg using an unrepresentative “synthetic” methodology, as per the April 3, 2023 FCA announcement.

(15)
Interest rate is based on the six-month US$ LIBOR plus 0.125%.

After June 30, 2023, we used the six-month US$ LIBOR published on Bloomberg using an unrepresentative “synthetic” methodology, as per the April 3, 2023 FCA announcement.

(16)	Nil (2022: US$1 million) of this issue was repurchased and cancelled during 2023.